Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
As discussed in our
Compensation Discussion and Analysis
, our executive compensation program is designed to reflect a strong focus on pay-for-performance
to drive superior financial results and value creation and strongly align our executives’ interests with those of our shareholders. The following table and accompanying disclosures report “compensation actually paid” (“CAP”) to our CEO and the average of such pay to our other NEOs (“Other NEOs”), along with other specified financial performance measures. The amounts shown for CAP are calculated in accordance with SEC rules and do not reflect the actual amount of compensation earned by or paid to our NEOs.
Pay-Versus-Performance
Table

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Other NEOs (3) ($)	Average Compensation Actually Paid to Other NEOs (4) ($)	Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net Income (7) (in millions) ($)	1-Year Relative Total Shareholder Return (8) (Percentile Rank)

2022	12,969,306	6,616,958	3,660,540	2,012,724	114.30	114.65	1,880	53.5 th

2021	12,715,531	17,032,291	4,028,448	4,621,469	143.50	141.81	2,607	46.3 rd

2020	11,159,069	12,495,593	4,102,792	4,057,420	113.07	121.07	797	32.1 st

(1)	Represents total compensation reported for our CEO, Mr. Stockfish, as set forth in the Total column of the Summary Compensation Table for the applicable year.

(2)	Represents CAP For Mr. Stockfish, as calculated in accordance with SEC rules. The following table sho ws the adjustments made to CEO total c om pensation in arriving at CAP for the applicable year.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Grant Date Fair Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to CEO ($)

2022	12,969,306	(8,765,081)	2,153,628	0	259,105	6,616,958

2021	12,715,531	(7,857,107)	12,240,850	(326,224)	259,241	17,032,291

2020	11,159,069	(6,942,865)	8,671,282	(581,691)	189,798	12,495,593

(a)	Represents amounts reported in the Stock Awards column in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable year include the addition or subtraction of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (iv) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during the applicable year, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during the applicable year is reflected in the fair value of such awards. There were no equity awards that were granted and vested in the same year for any applicable year, and we generally do not grant such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO are set forth in the following table:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year ($)	Prior Year-End Fair Value of Equity Awards Forfeited During the Year ($)	Total Equity Award Adjustments ($)

2022	6,470,132	(4,294,677)	(21,827)	—	2,153,628

2021	10,006,950	2,141,378	92,523	—	12,240,850

2020	7,674,441	1,111,101	(114,259)	—	8,671,282

(c)	R epresents amounts reported in the Change in Pension Value and Non-Qualified Deferred Compensation Earnings column of the Summary Compensation Table for each applicable year .

(d)
Pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation.

(3)
Represents the average of the amounts of total compensation reported for our named executive officers as a group (excluding Mr. Stockfish) (“Other NEOs”) as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Other NEOs for each year presented were as follows: for 2020, Russell S. Hagen, Adrian M. Blocker, James A. Kilberg and Keith J. O’Rear; for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; and for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear.

(4)
Represents the average amount of CAP for our Other NEOs as a group as calculated in accordance with SEC rules. The following table shows the adjustments made to the average total compensation of our Other NEOs in arriving at CAP for the applicable year:

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Other NEOs ($)

2022	3,660,540	(1,801,157)	95,212	(8,647)	66,776	2,012,724

2021	4,028,448	(1,860,787)	2,790,414	(367,558)	30,953	4,621,469

2020	4,102,792	(1,817,211)	2,378,401	(680,555)	73,993	4,057,420

(a)
Equity award adjustments made in computing the total average adjustments for the Other NEOs employ the same methodology used in making equity award adjustments for the CEO. The amounts deducted or added in calculating the total average equity awards adjustments for the Other NEOs are as follows:

Year	Year End Fair Value of Current Year Awards Outstanding as of Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End ($)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year ($)	Average Fair Value as of Prior Year End of Equity Awards that Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)

2022	1,050,009	(516,427)	(20,629)	(417,741)	95,212

2021	2,378,529	386,926	24,959	—	2,790,414

2020	2,018,467	414,516	(54,583)	—	2,378,401

(b)
The average pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation.

(5)	Represents cumulative TSR of the company for the applicable year.

(6)	Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.

(7)	Represents net income as reported in the company’s audited financial statements for the applicable year.

(8)
Represents the company’s percentile ranking for the applicable year based on its
1-year
TSR relative to that of a comparator group of industry peers used in our PSU awards. The industry peer group for the applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified
1-Year
Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the
Pay-Versus-Performance
Table as the Company Selected Measure. The committee chose this measure because relative TSR is the basis for the performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a 1-year period) in the Pay versus Performance table above. Other important measures, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Company Selected Measure Name	1-Year Relative TSR
Named Executive Officers, Footnote [Text Block]	Represents the average of the amounts of total compensation reported for our named executive officers as a group (excluding Mr. Stockfish) (“Other NEOs”) as set forth in the Total column of the Summary Compensation Table for the applicable year. Our Other NEOs for each year presented were as follows: for 2020, Russell S. Hagen, Adrian M. Blocker, James A. Kilberg and Keith J. O’Rear; for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; and for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear.
Peer Group Issuers, Footnote [Text Block]	Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.
PEO Total Compensation Amount	$ 12,969,306	$ 12,715,531	$ 11,159,069
PEO Actually Paid Compensation Amount	$ 6,616,958	17,032,291	12,495,593
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Represents CAP For Mr. Stockfish, as calculated in accordance with SEC rules. The following table sho ws the adjustments made to CEO total c om pensation in arriving at CAP for the applicable year.

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Grant Date Fair Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)	Compensation Actually Paid to CEO ($)

2022	12,969,306	(8,765,081)	2,153,628	0	259,105	6,616,958

2021	12,715,531	(7,857,107)	12,240,850	(326,224)	259,241	17,032,291

2020	11,159,069	(6,942,865)	8,671,282	(581,691)	189,798	12,495,593

(a)	Represents amounts reported in the Stock Awards column in the Summary Compensation Table for the applicable year.

(b)
Equity award adjustments for each applicable year include the addition or subtraction of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vested during the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (iv) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during the applicable year, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during the applicable year is reflected in the fair value of such awards. There were no equity awards that were granted and vested in the same year for any applicable year, and we generally do not grant such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO are set forth in the following table:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year ($)	Prior Year-End Fair Value of Equity Awards Forfeited During the Year ($)	Total Equity Award Adjustments ($)

2022	6,470,132	(4,294,677)	(21,827)	—	2,153,628

2021	10,006,950	2,141,378	92,523	—	12,240,850

2020	7,674,441	1,111,101	(114,259)	—	8,671,282

(c)	R epresents amounts reported in the Change in Pension Value and Non-Qualified Deferred Compensation Earnings column of the Summary Compensation Table for each applicable year .

(d)
Pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation.

Non-PEO NEO Average Total Compensation Amount	$ 3,660,540	4,028,448	4,102,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,012,724	4,621,469	4,057,420
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represents the average amount of CAP for our Other NEOs as a group as calculated in accordance with SEC rules. The following table shows the adjustments made to the average total compensation of our Other NEOs in arriving at CAP for the applicable year:

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Other NEOs ($)

2022	3,660,540	(1,801,157)	95,212	(8,647)	66,776	2,012,724

2021	4,028,448	(1,860,787)	2,790,414	(367,558)	30,953	4,621,469

2020	4,102,792	(1,817,211)	2,378,401	(680,555)	73,993	4,057,420

(a)
Equity award adjustments made in computing the total average adjustments for the Other NEOs employ the same methodology used in making equity award adjustments for the CEO. The amounts deducted or added in calculating the total average equity awards adjustments for the Other NEOs are as follows:

Year	Year End Fair Value of Current Year Awards Outstanding as of Year End ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested at Year End ($)	Average Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested During the Year ($)	Average Fair Value as of Prior Year End of Equity Awards that Failed to Meet Vesting Conditions During the Year ($)	Total Equity Award Adjustments ($)

2022	1,050,009	(516,427)	(20,629)	(417,741)	95,212

2021	2,378,529	386,926	24,959	—	2,790,414

2020	2,018,467	414,516	(54,583)	—	2,378,401

(b)
The average pension benefit adjustments for each applicable year represent the actuarially determined service cost for services rendered during the applicable year calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during the applicable year and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

Adjusted EBITDA

Relative Total Shareholder Return

Return on Net Assets (RONA)

Total Shareholder Return Amount	$ 114.3	143.5	113.07
Peer Group Total Shareholder Return Amount	114.65	141.81	121.07
Net Income (Loss)	$ 1,880,000,000	$ 2,607,000,000	$ 797,000,000
Company Selected Measure Amount	53.5	46.3	32.1
PEO Name	Mr. Stockfish
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Represents the company’s percentile ranking for the applicable year based on its
1-year
TSR relative to that of a comparator group of industry peers used in our PSU awards. The industry peer group for the applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified
1-Year
Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the
Pay-Versus-Performance
Table as the Company Selected Measure. The committee chose this measure because relative TSR is the basis for the performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a 1-year period) in the Pay versus Performance table above. Other important measures, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Net Assets (RONA)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,153,628	$ 12,240,850	$ 8,671,282
PEO [Member] | Change in The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(326,224)	(581,691)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	259,105	259,241	189,798
PEO [Member] | Reported Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,765,081)	(7,857,107)	(6,942,865)
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,470,132	10,006,950	7,674,441
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,294,677)	2,141,378	1,111,101
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,827)	92,523	(114,259)
PEO [Member] | Prior Year End Fair Value of Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,212	2,790,414	2,378,401
Non-PEO NEO [Member] | Change in The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,647)	(367,558)	(680,555)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,776	30,953	73,993
Non-PEO NEO [Member] | Year End Fair Value OF Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,050,009	2,378,529	2,018,467
Non-PEO NEO [Member] | Change In Fair Value OF Awards Granted in Prior Years Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(516,427)	386,926	414,516
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Equity Awards Granted In Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,629)	24,959	(54,583)
Non-PEO NEO [Member] | Reported Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,801,157)	(1,860,787)	(1,817,211)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (417,741)	$ 0	$ 0